Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Aug. 31, 2023	Aug. 31, 2022
Income Statement [Abstract]
Revenue	$ 91,318	$ 142,685	$ 388,038	$ 1,190,616
Cost of revenue	100,326	162,858	424,189	952,228
Gross loss	(9,008)	(20,173)	(36,151)	238,388
Operating expenses:
Selling and marketing expenses	33,003	3,565	33,531	41,171
General and administrative expenses	1,483,989	1,423,382	6,063,488	4,814,868
Total operating expenses	1,516,992	1,426,947	6,097,019	4,856,039
Loss from operation	(1,526,000)	(1,447,120)	(6,133,170)	(4,617,651)
Other income/(expense)
Interest income/(expense)	40	(6)	(11)	(1,005,498)
Other income	1,639	6,983	(184,192)	66,522
Total other income	1,679	6,977	(184,203)	(938,976)
Loss from operation before income taxes	(1,524,321)	(1,440,143)	(6,317,373)	(5,556,627)
Income tax expenses		219
Net loss	(1,524,321)	(1,440,362)	(6,317,373)	(5,556,627)
Less: Net loss attributable to non-controlling interests	(79,998)	(67,035)	259,480	324,750
Net loss attributable to equity holders of the Company	(1,444,323)	(1,373,327)	(6,057,893)	(5,231,877)
Other comprehensive income:
Foreign currency translation adjustment	(88,001)	(17,907)	(77,381)	87,731
Total comprehensive loss	(1,532,324)	(1,391,234)	(6,135,274)	(5,144,146)
Less: net comprehensive income attributable to non-controlling interests			5,535	27,547
Less: net comprehensive income attributable to non-controlling interests	(2,793)	(4,184)
Net comprehensive loss attributable to equity holders of the Company	$ (1,529,531)	$ (1,387,050)	$ (6,129,739)	$ (5,116,599)
Net loss attributable to equity holders of the Company per common share:
Net loss attributable to equity holders of the Company per common share - Basic	$ (0.01)	$ (0.01)	$ (0.06)	$ (0.08)
Net loss attributable to equity holders of the Company per common share - Diluted	$ (0.01)	$ (0.01)	$ (0.06)	$ (0.08)
Weighted average number of common shares outstanding:
Weighted average number of common shares outstanding - Basic	102,623,762	101,868,154	102,023,515	62,181,538
Weighted average number of common shares outstanding - Diluted	102,623,762	101,868,154	102,023,515	62,181,538